COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Millions																12 Months Ended
	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	May 13, 2020 USD ($)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Sep. 11, 2019 USD ($)	Sep. 11, 2019 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Oct. 21, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2014 USD ($)	Mar. 19, 2014 USD ($)	Jul. 05, 2013 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	May 26, 2015 USD ($)	May 26, 2015 CNY (¥)	Oct. 21, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jul. 04, 2014 USD ($)	Jul. 04, 2014 CNY (¥)	May 23, 2014 USD ($)	May 23, 2014 CNY (¥)	Apr. 21, 2014 USD ($)	Apr. 21, 2014 CNY (¥)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Repayment of loan default penalties	$ 1.7	¥ 11,800,000
Xinjiang Wetouch [Member] | Guarantee to Debt Instrument Loan One [Member]
Repayment of loan during period			$ 5.9
Bank Of Chengdu [Member] | Chengdu Wetouch Technology Co Ltd Chengdu Wetouch [Member] | Guarantee to Debt Instrument Loan One [Member]
Loan obtained during period											$ 2.6		$ 2.6														¥ 17,000,000.0
Debt instrument, description													Sichuan Wetouch, Mr. Guangde Cai and his 60% controlled Xinjiang Wetouch and his 95% controlled Meishan Wetouch, as well as two unrelated individuals acting as counter guarantors for this loan.
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Two [Member]
Loan obtained during period																																$ 1.3	¥ 9,000,000.0
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Three [Member]
Loan obtained during period																								$ 2.2	¥ 15,000,000.0
Sichuan Tianfu Bank Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Four [Member]
Loan obtained during period																												$ 2.3	¥ 14,900,000
Agricultural Bank of China Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Five [Member]
Loan obtained during period																														$ 2.7	¥ 17,300,000
Chengdu Bank Co, Ltd Gaoxin Branch [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Six [Member]
Loan obtained during period														$ 2.2																				¥ 15,000,000.0
Sichuan Yitong Financing Guarantee Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Seven [Member]
Loan obtained during period										$ 3.5																¥ 26,000,000.0
Debt instrument, description										Sichuan Wetouch, Chengdu Wetouch, Mr. Guangde Cai and his 60% owned Xinjiang Wetouch, together with one unrelated guarantee company Sichuan Yitong Financing Guarantee Co., Ltd. (“Yitong Guarantee”) provided joint guarantee to Meishan Wetouch obtaining a two-year loan of RMB26.0 million (equivalent to $3.5 million) from Meishan Rural Commercial Bank Co., Ltd.
Repayment of loan during period						$ 1.5	¥ 10,500,000
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member]
Loan obtained during period											8.9		$ 8.9														55,000,000.0
Repayment of loan during period											0.8	¥ 5,000,000.0
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Related To Thirty Percentage Loan Repaid By Chengdu S M E [Member]
Loan, default penalty											0.8		0.8						$ 0.8	¥ 5,800,000	$ 0.8	¥ 5,800,000					5,800,000
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Related To Seventy Percentage Loan Repaid By Chengdu S M E [Member]
Loan, default penalty											$ 0.9		$ 0.9						$ 0.9	¥ 6,000,000.0	$ 0.9	¥ 6,000,000.0					¥ 6,000,000.0
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Bank Of Chengdu [Member]
Debt instrument, interest rate															8.61%																				8.61%
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Chengdu S M E Credit Guarantee Co Ltd [Member]
Loan, default penalty																$ 1.7							$ 1.7
Repayment of loan during period								$ 8.0	¥ 55,000,000
Repayment of loan default penalties	$ 1.7	¥ 11,800,000
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Chengdu S M E Credit Guarantee Co Ltd [Member] | Bank Of Chengdu [Member]
Loan obtained during period															$ 9.8																				¥ 60,000,000.0
Debt instrument, description															Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 4) provided joint and several liability guarantee for 100% of the loan.
Legal Case With Chengadu S M E Credit Guarantee Co Ltd [Member] | Chengdu S M E Credit Guarantee Co Ltd [Member] | RMB [Member]
Loan, default penalty | ¥																		¥ 11,800,000
Legal Case With R Enshou Shigao And Renshou Tengyi [Member]
Asset recovery, value																$ 1.7	¥ 12,000,000.0
Legal Case With R Enshou Shigao And Renshou Tengyi [Member] | Chengdu Bank Co Ltd [Member]
Loan obtained during period														$ 2.2																				¥ 15,000,000.0
Legal Case With R Enshou Shigao And Renshou Tengyi [Member] | Shigaotianfu Investment And Renshou Tengyi [Member] | Chengdu Bank Co Ltd [Member]
Debt instrument, description														To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Shigaotianfu Investment”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tenyi”) provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.
Pledged bank deposits for debt, value				$ 1.7	¥ 12,000,000.0